Taxation - Schedule of Actual Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Actual Provision for Income Taxes [Abstract]
Income (loss) before income taxes	$ (3,665,700)	$ 110,389	$ 1,113,561
Income tax expenses computed at statutory EIT rate of 25%	(916,425)	27,597	278,390
Effect of preferred tax rate	657,287	(14,264)	(102,578)
Additional deduction for R&D expenses	(45,377)	(45,247)	(27,585)
Change in valuation allowance	164,582	53,964	13,660
Tax effect of non-deductible items	14,642	24,956	7,548
Income tax benefit (expense)	$ (125,291)	$ 47,006	$ 169,435
Effective tax rates	3.40%	42.60%	15.20%